Taxation - Additional information (Details) - EUR (€) € in Millions			6 Months Ended	12 Months Ended
	Apr. 01, 2026	Jul. 14, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Taxation
Unused Tax Losses Available for Carryforward			€ 130,045	€ 130,045	€ 134,596
Unremitted earnings of subsidiaries for which no deferred tax liability has been recognised			33,631	33,631	39,199
Losses for which no deferred tax is recognised			53,999	53,999	56,483
Deferred tax assets			18,068	18,068	19,033
Unused tax losses for which no deferred tax asset recognised			53,999	53,999	56,483
Current tax charge				412	48	€ (577)
LUXEMBOURG
Taxation
Unused Tax Losses Available for Carryforward			63,881	€ 63,881	€ 65,200
Percentage of deferred tax assets				2.00%
Cash flow projection period to determine recoverable tax losses				5 years
Applicable tax rate					1.00%
LUXEMBOURG | Not later than 10 years
Taxation
Percentage of deferred tax expected to be used				(21.00%)
Deferred tax assets			3,145	€ 3,145	€ 3,065
LUXEMBOURG | Not later than 20 years
Taxation
Percentage of deferred tax expected to be used				(41.00%)
Deferred tax assets			6,319	€ 6,319	6,194
Period over which tax losses are expected to be fully utilised				40 years
LUXEMBOURG | Tax losses on tax deductible impairments following Luxembourg tax reform
Taxation
Taxe losses in current year				€ 1,319
Additional tax losses disposal of investments				€ 15,958	15,958
Tax loss carryforward expiration period				17 years
Increase (decrease) in deferred tax liability (asset)				€ 640	719
LUXEMBOURG | Tax losses
Taxation
Deferred tax assets			15,248	15,248	15,563
GERMANY
Taxation
Deferred tax assets			1,441	1,441	1,950
Description Of Change In Tax Rate		German Government enacted a 5% reduction in the corporate income tax rate, to be implemented on a staggered basis at 1% per annum from 2028 to 2032. The enacted rate change resulted in a €305 million charge to remeasure the German net deferred tax assets.
UK
Taxation
Losses for which no deferred tax is recognised			29,087	29,087	29,762
Deductible temporary differences for which no deferred tax asset is recognised			1,432	1,432	0
Deferred tax assets			0	€ 0	2,566
Cash flow projection period to determine recoverable tax losses				5 years
Unused tax losses for which no deferred tax asset recognised			29,087	€ 29,087	29,762
Current tax charge				9	7
Deferred Tax Expense Arising From Writedown Of Deferred Tax Asset			358	358
Deferred Tax Assets Recoverable From Reversal Of Deferred Tax Liabilities			437	437
Unrecognised Interest Restriction Carryforward			2,040	2,040	1,916
UK | Vodafone Three [Member]
Taxation
Losses for which no deferred tax is recognised			7,615	7,615
Deferred tax assets			€ 2,067	€ 2,067	€ 0
Cash flow projection period to determine recoverable tax losses				5 years
Period Over Which Deferred Tax Asset Are Expected To Be Fully Recovered			30 years	46 years
Unused tax losses for which no deferred tax asset recognised			€ 7,615	€ 7,615
Minimum | LUXEMBOURG
Taxation
Period over which tax losses are expected to be fully utilised				46 years	47 years
Percentage of reasonably possible increase or decrease in forecast income				5.00%
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income				2 years
Applicable tax rate				1.00%	1.00%
Minimum | LUXEMBOURG | Internal financing, centralised procurement, and international roaming activities
Taxation
Annual taxable profit consistently generated				€ 1
Minimum | GERMANY
Taxation
Period over which trading tax losses are expected to be fully utilised				4 years
Period over which corporate tax losses are expected to be fully utilised				31 years
Minimum | UK
Taxation
Percentage of reasonably possible increase or decrease in forecast income	18.00%			5.00%
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income				1 year
Minimum | UK | Vodafone Three [Member]
Taxation
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income				1 year
Period over which corporate tax losses are expected to be fully utilised				1 year
Maximum | LUXEMBOURG
Taxation
Expiration period of group's tax losses				14 years
Period over which tax losses are expected to be fully utilised				50 years	52 years
Percentage of reasonably possible increase or decrease in forecast income				10.00%
Maximum | GERMANY
Taxation
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income				5 years
Period over which trading tax losses are expected to be fully utilised				5 years
Period over which corporate tax losses are expected to be fully utilised				32 years
Maximum | UK
Taxation
Percentage of reasonably possible increase or decrease in forecast income	14.00%			(10.00%)
Maximum | UK | Vodafone Three [Member]
Taxation
Period over which corporate tax losses are expected to be fully utilised				2 years